Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 1.8%
2,219		Electronic Arts, Inc.	$267,278	0.0
58,996		Iridium Communications, Inc.	3,653,622	0.8
12,463	(1)	Live Nation Entertainment, Inc.	872,410	0.2
12,277		Nexstar Media Group, Inc.	2,119,747	0.4
45,479		TEGNA, Inc.	769,050	0.2
14,843	(1)	TripAdvisor, Inc.	294,782	0.1
4,278	(1)	Ziff Davis, Inc.	333,898	0.1
			8,310,787	1.8

		Consumer Discretionary: 15.9%
34,434		ADT, Inc.	248,958	0.1
46,385		Aramark	1,660,583	0.4
19,831	(1)	Autonation, Inc.	2,664,493	0.6
12,236		BorgWarner, Inc.	600,910	0.1
45,053		Boyd Gaming Corp.	2,888,798	0.6
27,822		Brunswick Corp.	2,281,404	0.5
5,813	(1)	Carmax, Inc.	373,660	0.1
22,054	(1)	CROCS, Inc.	2,788,508	0.6
115,755		Dana, Inc.	1,742,113	0.4
6,198	(1)	Deckers Outdoor Corp.	2,786,311	0.6
21,093		Dick's Sporting Goods, Inc.	2,992,886	0.6
3,105	(1)	Five Below, Inc.	639,537	0.1
3,115	(1)	Fox Factory Holding Corp.	378,068	0.1
13,119	(1),(2)	GameStop Corp.	301,999	0.1
114,572		Gentex Corp.	3,211,453	0.7
3,658		Genuine Parts Co.	612,020	0.1
75,911	(1)	Goodyear Tire & Rubber Co.	836,539	0.2
506		Graham Holdings Co.	301,495	0.1
2,728	(1)	Grand Canyon Education, Inc.	310,719	0.1
9,421		H&R Block, Inc.	332,090	0.1
50,572		Harley-Davidson, Inc.	1,920,219	0.4
46,559	(1)	Hilton Grand Vacations, Inc.	2,068,616	0.4
20,054		Kohl's Corp.	472,071	0.1
24,271		Lear Corp.	3,385,562	0.7
7,005		Leggett & Platt, Inc.	223,319	0.0
2,168		Lithia Motors, Inc.	496,320	0.1
28,336		LKQ Corp.	1,608,351	0.3
81,079		Macy's, Inc.	1,418,072	0.3
15,963		Marriott Vacations Worldwide Corp.	2,152,770	0.5
113,072	(1)	Mattel, Inc.	2,081,656	0.5
23,515		MGM Resorts International	1,044,536	0.2
3,708		Murphy USA, Inc.	956,849	0.2
59,445	(2)	Nordstrom, Inc.	967,170	0.2
5,233	(1)	Ollie's Bargain Outlet Holdings, Inc.	303,200	0.1
77,683	(1)	Penn Entertainment, Inc.	2,304,078	0.5
24,476		PVH Corp.	2,182,280	0.5
9,395		Ralph Lauren Corp.	1,096,115	0.2
34,035	(1)	Scientific Games Corp.	2,043,802	0.4
3,447		Service Corp. International	237,085	0.1
80,984	(1)	Taylor Morrison Home Corp.	3,098,448	0.7
16,479		Thor Industries, Inc.	1,312,388	0.3
10,760	(1)	TopBuild Corp.	2,239,586	0.5
52,010		Travel + Leisure Co.	2,038,792	0.4
196,226	(1)	Under Armour, Inc. - Class A	1,862,185	0.4
25,851	(1)	Victoria's Secret & Co.	882,812	0.2
112,928		Wendy's Company	2,459,572	0.5
14,243		Williams-Sonoma, Inc.	1,732,803	0.4
8,126		Wingstop, Inc.	1,491,771	0.3
16,541		Wyndham Hotels & Resorts, Inc.	1,122,307	0.2
3,219	(1)	Wynn Resorts Ltd.	360,238	0.1
			73,515,517	15.9

		Consumer Staples: 4.3%
61,535	(1)	BellRing Brands, Inc.	2,092,190	0.4
2,987	(1)	BJ's Wholesale Club Holdings, Inc.	227,221	0.0
4,254	(1)	Boston Beer Co., Inc.	1,398,290	0.3
1,592		Casey's General Stores, Inc.	344,604	0.1
12,585	(1)	Celsius Holdings, Inc.	1,169,650	0.3
2,635		Coca-Cola Consolidated, Inc.	1,409,936	0.3
32,913	(1)	Darling Ingredients, Inc.	1,922,119	0.4
84,554		Flowers Foods, Inc.	2,317,625	0.5
18,181		Ingredion, Inc.	1,849,553	0.4
53,375	(1)	Performance Food Group Co.	3,220,648	0.7
15,522		Tyson Foods, Inc.	920,765	0.2
83,878	(1)	US Foods Holding Corp.	3,098,453	0.7
			19,971,054	4.3

		Energy: 3.8%
28,806	(1)	Antero Resources Corp.	665,131	0.1
44,548		Baker Hughes Co.	1,285,655	0.3
25,647		ChampionX Corp.	695,803	0.2
6,894		Cheniere Energy, Inc.	1,086,494	0.2
77,703	(1)	CNX Resources Corp.	1,244,802	0.3
5,483		Diamondback Energy, Inc.	741,137	0.2
12,639		DT Midstream, Inc.	623,988	0.1
17,839		EQT Corp.	569,243	0.1
246,009		Equitrans Midstream Corp.	1,421,932	0.3
16,560		Halliburton Co.	523,958	0.1
19,161		HF Sinclair Corp.	927,009	0.2
30,677		Matador Resources Co.	1,461,759	0.3
37,950		Murphy Oil Corp.	1,403,391	0.3
15,593		PBF Energy, Inc.	676,113	0.1
64,344		Range Resources Corp.	1,703,186	0.4
324,771	(1)	Southwestern Energy Co.	1,623,855	0.4
15,336		Targa Resources Corp.	1,118,761	0.2
			17,772,217	3.8

		Financials: 13.9%
19,508		Affiliated Managers Group, Inc.	2,778,329	0.6
16,279		American Financial Group, Inc.	1,977,898	0.4
3,864		Ameriprise Financial, Inc.	1,184,316	0.2
134,626		Annaly Capital Management, Inc.	2,572,703	0.6
4,520		Ares Management Corp.	377,149	0.1
7,173		Assured Guaranty Ltd.	360,587	0.1
15,617		Axis Capital Holdings Ltd.	851,439	0.2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

42,940		Bank OZK	1,468,548	0.3
28,308		Citizens Financial Group, Inc.	859,714	0.2
81,452		CNO Financial Group, Inc.	1,807,420	0.4
42,502		Columbia Banking System, Inc.	910,393	0.2
46,514		Commerce Bancshares, Inc.	2,714,092	0.6
15,685		Cullen/Frost Bankers, Inc.	1,652,258	0.4
47,528		East West Bancorp, Inc.	2,637,804	0.6
22,131		Essent Group Ltd.	886,347	0.2
2,564	(1)	Euronet Worldwide, Inc.	286,912	0.1
17,959		Evercore, Inc.	2,072,109	0.4
44,525		First American Financial Corp.	2,478,261	0.5
37,601		FNB Corp.	436,172	0.1
63,034		Hancock Whitney Corp.	2,294,438	0.5
14,905		Hartford Financial Services Group, Inc.	1,038,729	0.2
45,004		International Bancshares Corp.	1,927,071	0.4
14,098		Jefferies Financial Group, Inc.	447,470	0.1
4,286		Kemper Corp.	234,273	0.0
14,598		Lazard Ltd.	483,340	0.1
28,436		Loews Corp.	1,649,857	0.4
116,593		MGIC Investment Corp.	1,564,678	0.3
52,510		Navient Corp.	839,635	0.2
136,604		Old Republic International Corp.	3,411,002	0.7
21,626		Pinnacle Financial Partners, Inc.	1,192,890	0.3
17,257		Popular, Inc.	990,724	0.2
2,169		Primerica, Inc.	373,589	0.1
30,994		Prosperity Bancshares, Inc.	1,906,751	0.4
136,951		Rithm Capital Corp.	1,095,608	0.2
5,478		RLI Corp.	728,081	0.2
107,408	(2)	Starwood Property Trust, Inc.	1,900,047	0.4
33,625		Stifel Financial Corp.	1,986,901	0.4
20,045		Synovus Financial Corp.	617,987	0.1
30,764		UMB Financial Corp.	1,775,698	0.4
82,930		Unum Group	3,280,711	0.7
40,143		Virtu Financial, Inc.	758,703	0.2
62,789		Washington Federal, Inc.	1,891,205	0.4
4,598		Webster Financial Corp.	181,253	0.0
2,096		Willis Towers Watson PLC	487,068	0.1
35,685		Wintrust Financial Corp.	2,603,221	0.6
9,312		Zions Bancorp NA	278,708	0.1
			64,252,089	13.9

		Health Care: 9.3%
9,406		Agilent Technologies, Inc.	1,301,226	0.3
5,762	(1)	Amedisys, Inc.	423,795	0.1
2,996		AmerisourceBergen Corp.	479,690	0.1
8,870		Bruker Corp.	699,311	0.2
21,070	(1),(2)	Doximity, Inc.	682,247	0.1
140,347	(1)	Exelixis, Inc.	2,724,135	0.6
35,775	(1)	Globus Medical, Inc.	2,026,296	0.4
14,187	(1)	Haemonetics Corp.	1,173,974	0.3
36,764	(1)	Halozyme Therapeutics, Inc.	1,404,017	0.3
11,580	(1)	Hologic, Inc.	934,506	0.2
27,200	(1)	Inari Medical, Inc.	1,679,328	0.4
12,174	(1)	Incyte Corp., Ltd.	879,815	0.2
19,178	(1)	Jazz Pharmaceuticals PLC	2,806,317	0.6
1,995		Laboratory Corp. of America Holdings	457,693	0.1
25,202	(1)	Lantheus Holdings, Inc.	2,080,677	0.4
30,654	(1)	LivaNova PLC	1,335,901	0.3
2,023	(1)	Masimo Corp.	373,324	0.1
11,056	(1)	Medpace Holdings, Inc.	2,079,081	0.4
316	(1)	Mettler Toledo International, Inc.	483,546	0.1
5,667	(1)	Molina Healthcare, Inc.	1,515,866	0.3
33,226	(1)	Neurocrine Biosciences, Inc.	3,363,136	0.7
13,990	(1)	Omnicell, Inc.	820,793	0.2
36,389	(1)	Option Care Health, Inc.	1,156,079	0.2
62,707		Patterson Cos., Inc.	1,678,666	0.4
2,299	(1)	Penumbra, Inc.	640,708	0.1
47,735	(1)	Progyny, Inc.	1,533,248	0.3
6,884	(1)	QuidelOrtho Corp.	613,296	0.1
1,715	(1)	Repligen Corp.	288,737	0.1
11,767	(1)	Shockwave Medical, Inc.	2,551,439	0.6
20,403	(1)	Staar Surgical Co.	1,304,772	0.3
12,825	(1)	Tandem Diabetes Care, Inc.	520,823	0.1
8,919	(1)	United Therapeutics Corp.	1,997,499	0.4
6,745	(1)	Veeva Systems, Inc.	1,239,664	0.3
			43,249,605	9.3

		Industrials: 20.9%
17,215		Acuity Brands, Inc.	3,145,697	0.7
4,754	(2)	Advanced Drainage Systems, Inc.	400,334	0.1
54,105		AECOM	4,562,134	1.0
11,900		AGCO Corp.	1,608,880	0.3
23,461	(1)	American Airlines Group, Inc.	346,050	0.1
18,338	(1)	ASGN, Inc.	1,516,003	0.3
8,893	(1)	Avis Budget Group, Inc.	1,732,356	0.4
4,337	(1)	Axon Enterprise, Inc.	975,175	0.2
44,690	(1)	Builders FirstSource, Inc.	3,967,578	0.9
4,126		Carlisle Cos., Inc.	932,765	0.2
5,417		Carrier Global Corp.	247,828	0.0
2,881	(1)	Chart Industries, Inc.	361,277	0.1
1,267		Cintas Corp.	586,216	0.1
25,275	(1)	Clarivate PLC	237,332	0.0
17,393	(1)	Clean Harbors, Inc.	2,479,546	0.5
5,859		Concentrix Corp.	712,162	0.2
11,721	(1)	Copa Holdings S.A.- Class A	1,082,434	0.2
29,085	(1)	Copart, Inc.	2,187,483	0.5
4,099	(1)	CoStar Group, Inc.	282,216	0.1
1,328		Curtiss-Wright Corp.	234,073	0.0
32,220		Donaldson Co., Inc.	2,105,255	0.5
14,424	(1)	Driven Brands Holdings, Inc.	437,191	0.1
108,647		Dun & Bradstreet Holdings, Inc.	1,275,516	0.3
12,493	(1)	ExlService Holdings, Inc.	2,021,742	0.4
40,824		Flowserve Corp.	1,388,016	0.3
55,424	(1)	Fluor Corp.	1,713,156	0.4
24,434		Fortive Corp.	1,665,666	0.4
7,977		Fortune Brands Innovations, Inc.	468,489	0.1
2,087	(1)	FTI Consulting, Inc.	411,869	0.1
53,954	(1)	Gates Industrial Corp. PLC	749,421	0.2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

83,224		Genpact Ltd.	3,846,613	0.8
31,664		Graco, Inc.	2,311,789	0.5
25,273	(1)	Hayward Holdings, Inc.	296,200	0.1
13,725		Hubbell, Inc.	3,339,430	0.7
21,014		Ingersoll Rand, Inc.	1,222,595	0.3
20,251		Insperity, Inc.	2,461,509	0.5
74,687	(1)	JetBlue Airways Corp.	543,721	0.1
8,303		KBR, Inc.	457,080	0.1
11,307		Leidos Holdings, Inc.	1,040,922	0.2
1,328		Lincoln Electric Holdings, Inc.	224,565	0.0
3,257		Manpowergroup, Inc.	268,800	0.1
22,152	(1)	Mastec, Inc.	2,092,035	0.4
5,425	(1)	Middleby Corp.	795,359	0.2
10,960		MSC Industrial Direct Co.	920,640	0.2
64,035		nVent Electric PLC	2,749,663	0.6
41,694		Owens Corning, Inc.	3,994,285	0.9
3,876		Parker Hannifin Corp.	1,302,762	0.3
19,263		Pentair PLC	1,064,666	0.2
25,086		Regal Rexnord Corp.	3,530,353	0.8
11,406		Robert Half International, Inc.	918,981	0.2
1,524		Rockwell Automation, Inc.	447,218	0.1
14,306		Ryder System, Inc.	1,276,667	0.3
11,797	(1)	Saia, Inc.	3,209,728	0.7
21,081		Sensata Technologies Holding PLC	1,054,472	0.2
14,505	(1),(2)	SunPower Corp.	200,749	0.0
38,739		Terex Corp.	1,874,193	0.4
2,958		Tetra Tech, Inc.	434,560	0.1
4,872		Textron, Inc.	344,109	0.1
42,001		Timken Co.	3,432,322	0.7
4,225		Toro Co.	469,651	0.1
3,667		United Rentals, Inc.	1,451,252	0.3
35,256	(1)	Univar Solutions, Inc.	1,235,018	0.3
2,514		Watsco, Inc.	799,854	0.2
14,820		Watts Water Technologies, Inc.	2,494,502	0.5
12,801		Westinghouse Air Brake Technologies Corp.	1,293,669	0.3
8,551	(1)	WillScot Mobile Mini Holdings Corp.	400,871	0.1
22,534		Woodward, Inc.	2,194,136	0.5
982		WW Grainger, Inc.	676,411	0.1
			96,505,210	20.9

		Information Technology: 10.8%
62,511	(1)	ACI Worldwide, Inc.	1,686,547	0.4
46,488	(1)	Allegro MicroSystems, Inc.	2,230,959	0.5
15,388		Amdocs Ltd.	1,477,710	0.3
24,214	(1)	Arrow Electronics, Inc.	3,023,602	0.6
53,535		Avnet, Inc.	2,419,782	0.5
1,449	(1)	Cadence Design Systems, Inc.	304,420	0.1
26,624	(1)	Calix, Inc.	1,426,780	0.3
8,661	(1)	Cirrus Logic, Inc.	947,340	0.2
12,038		Cognex Corp.	596,483	0.1
32,547	(1)	Coherent Corp.	1,239,390	0.3
57,120	(1)	Dropbox, Inc.	1,234,934	0.3
55,789	(1)	Dynatrace, Inc.	2,359,875	0.5
8,193	(1)	F5, Inc.	1,193,638	0.3
1,895	(1)	HubSpot, Inc.	812,481	0.2
41,656		Jabil, Inc.	3,672,393	0.8
32,938		Juniper Networks, Inc.	1,133,726	0.2
5,954	(1)	Keysight Technologies, Inc.	961,452	0.2
46,567	(1)	Lattice Semiconductor Corp.	4,447,149	1.0
7,077	(1)	MACOM Technology Solutions Holdings, Inc.	501,335	0.1
1,119		Monolithic Power Systems, Inc.	560,104	0.1
34,057		National Instruments Corp.	1,784,927	0.4
5,559		NetApp, Inc.	354,942	0.1
2,614	(1)	Paycom Software, Inc.	794,682	0.2
13,648	(1)	Paylocity Holding Corp.	2,712,950	0.6
32,130	(1)	Pure Storage, Inc. - Class A	819,636	0.2
18,808	(1)	Qualys, Inc.	2,445,416	0.5
5,493	(1)	Silicon Laboratories, Inc.	961,769	0.2
9,661	(1)	Super Micro Computer, Inc.	1,029,380	0.2
14,807		TD SYNNEX Corp.	1,433,170	0.3
46,615	(1)	Teradata Corp.	1,877,652	0.4
22,391		Universal Display Corp.	3,473,516	0.7
			49,918,140	10.8

		Materials: 6.9%
41,061		Alcoa Corp.	1,747,556	0.4
4,925		Aptargroup, Inc.	582,086	0.1
21,762		Ashland, Inc.	2,235,175	0.5
56,783		Avient Corp.	2,337,188	0.5
43,145	(1)	Cleveland-Cliffs, Inc.	790,848	0.2
15,541		Eagle Materials, Inc.	2,280,642	0.5
1,840		FMC Corp.	224,719	0.1
33,256	(1)	Ingevity Corp.	2,378,469	0.5
33,495		Louisiana-Pacific Corp.	1,815,764	0.4
7,937	(1)	MP Materials Corp.	223,744	0.1
7,083		PPG Industries, Inc.	946,147	0.2
20,140		Reliance Steel & Aluminum Co.	5,170,744	1.1
4,719		Royal Gold, Inc.	612,101	0.1
33,804		RPM International, Inc.	2,949,061	0.6
24,046		Sealed Air Corp.	1,103,952	0.2
44,728		Silgan Holdings, Inc.	2,400,552	0.5
97,729		United States Steel Corp.	2,550,727	0.6
44,707		WestRock Co.	1,362,222	0.3
			31,711,697	6.9

		Real Estate: 7.3%
1,743		Alexandria Real Estate Equities, Inc.	218,903	0.0
28,401		Brixmor Property Group, Inc.	611,190	0.1
13,895	(1)	CBRE Group, Inc.	1,011,695	0.2
86,985		CubeSmart	4,020,447	0.9
1,872		EastGroup Properties, Inc.	309,479	0.1
60,365		First Industrial Realty Trust, Inc.	3,211,418	0.7
97,118		Highwoods Properties, Inc.	2,252,166	0.5
37,153		Host Hotels & Resorts, Inc.	612,653	0.1
13,166		Iron Mountain, Inc.	696,613	0.2
17,828	(1)	Jones Lang LaSalle, Inc.	2,593,796	0.6
66,099		Kilroy Realty Corp.	2,141,608	0.5
10,841		Kite Realty Group Trust	226,794	0.0
38,321		Lamar Advertising Co.	3,827,885	0.8
21,588		Life Storage, Inc.	2,829,971	0.6
8,297		Mid-America Apartment Communities, Inc.	1,253,179	0.3
84,509		National Retail Properties, Inc.	3,731,072	0.8

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

24,068	National Storage Affiliates Trust	1,005,561	0.2
42,798	Park Hotels & Resorts, Inc.	528,983	0.1
164,270	Physicians Realty Trust	2,452,551	0.5
4,136	Rexford Industrial Realty, Inc.	246,712	0.1
		33,782,676	7.3

	Utilities: 4.0%
12,345	Atmos Energy Corp.	1,387,084	0.3
29,414	Black Hills Corp.	1,856,023	0.4
2,958	DTE Energy Co.	324,019	0.1
17,176	Edison International	1,212,454	0.3
42,192	Essential Utilities, Inc.	1,841,681	0.4
53,136	National Fuel Gas Co.	3,068,073	0.7
41,682	NiSource, Inc.	1,165,429	0.2
38,206	ONE Gas, Inc.	3,027,061	0.7
14,506	(1) PG&E Corp.	234,562	0.0
32,239	PPL Corp.	895,922	0.2
24,844	Southwest Gas Holdings, Inc.	1,551,508	0.3
42,363	UGI Corp.	1,472,538	0.3
16,588	Vistra Corp.	398,112	0.1
		18,434,466	4.0

	Total Common Stock
	(Cost $432,207,203)	457,423,458	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 0.9%
1,000,000	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,020,000, due 11/01/49-02/01/51)	1,000,000	0.2
15,241	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $15,247, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $15,546, due 12/26/24-03/20/53)	15,241	0.0
1,000,000	(3)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,000,395, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/15/24-02/15/53)	1,000,000	0.3
1,000,000	(3)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,000,404, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,020,006, due 04/14/23-03/21/28)	1,000,000	0.2
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 04/06/23-02/20/53)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $4,015,241)		4,015,241	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
4,083,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $4,083,000)	4,083,000	0.9

	Total Short-Term Investments
	(Cost $8,098,241)	8,098,241	1.8

	Total Investments in Securities (Cost $440,305,444)	$465,521,699	100.7
	Liabilities in Excess of Other Assets	(3,331,250)	(0.7)
	Net Assets	$462,190,449	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$457,423,458	$–	$–	$457,423,458
Short-Term Investments	4,083,000	4,015,241	–	8,098,241
Total Investments, at fair value	$461,506,458	$4,015,241	$–	$465,521,699
Other Financial Instruments+
Futures	29,950	–	–	29,950
Total Assets	$461,536,408	$4,015,241	$–	$465,551,649

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	18	06/16/23	$4,553,460	$29,950
			$4,553,460	$29,950

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $441,642,040.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$55,986,350
Gross Unrealized Depreciation	(32,076,741)
Net Unrealized Appreciation	$23,909,609